Stockholders Deficit	3 Months Ended
Jun. 30, 2011
Stockholders Deficit
Stockholders Deficit

Note 10 - Stockholders’ Deficit

The Company had 250,000,000 authorized shares of common stock as of June 30, 2011 and December 31, 2010. The Company had 231,163,748 and 116,163,748 shares of common stock issued and outstanding as of June 30, 2011 and December 31, 2010 respectively.

2011

No shares were issued in the first quarter of 2011.

During the quarter ended June 30, 2011, the Company issued 2,500,000 shares of common stock for consultants. The common stocks were issued at a price of $.0005 per share.

During the quarter ended June 30, 2011, the Company issued 500,000 shares of common stock for employee’s compensation. The common stocks were issued at a price of $.0068 per share.

During the quarter ended June 30, 2011, the Company issued 90,000,000 shares of common stock for executive compensation, accrued payroll and stock payable for employment agreement. The common stocks were issued at a price of $.0068 per share.

During the quarter ended June 30, 2011, the Company issued 7,000,000 shares of common stock for consultants. The common stocks were issued at a price of $.0013 per share.

During the quarter ended June 30, 2011, the Company issued 15,000,000 shares of common stock for a legal settlement. The common stocks were issued at a price of $.0021per share.

2010

During the quarter ended March 31, 2010, the Company issued 350,000 shares of common stock for executive compensation. The common stocks were issued at a price of $.03 per share.

During the quarter ended March 31, 2010, the Company issued 170,000 shares of common stock for directors compensation. The common stocks were issued at a price of $.03 per share.

During the quarter ended March 31, 2010, the Company issued 50,000 shares of common stock for employees compensation. The common stocks were issued at a price of $.03 per share.

During the quarter ended March 31, 2010, the Company issued 635,000 shares of common stock for consultants compensation. The common stocks were issued at a price of $.03 per share.

There were no transactions of the common stock during the quarter ended June 30, 2010.

The following table summarizes our warrants as of March 31, 2011.

Year Of Issuance	Warrant Type	Warrant Shares	Exercise Price	Expiration Date

2010	Class A warrants	1,000,000 1,250,000 1,000,000	0.02 0.02 0.03	Oct. 14, 2011 April 24, 2012 Sep. 29, 2012

	Class B warrants	1,000,000	0.06	Sep. 29, 2013
Total warrants outstanding		4,250,000